SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 7 – SUBSEQUENT EVENTS

On April 1, 2015, the Board of Directors approved a proposed amendment to the Certificate of Incorporation of the Company to effect a reverse stock split of the Company’s common stock in the range of 10:1 to 50:1, such ratio to be determined in the discretion of the Board. The proposed amendment will be submitted to the stockholders of the Company for approval and cannot be implemented until it has been approved by requisite number of the Company’s stockholders.

On April 6, 2015, the Company entered into a letter of engagement with a third party firm pursuant to which the firm will act as the sole book runner and lead managing underwriter in connection with a potential registered follow – on offering of common stock or a combination of common stock and warrants.

On April 10, 2015, the Company granted options to purchase 1,000,000 shares of common stock to each of the four board members for a total of 4,000,000 options. These options vest over a 3 year period, have a term of 10 years, and contain an exercise price equal to the market price on the grant date.

On May 6, 2015, the Company granted options totaling 800,000 shares of common stock among three different employees. In general, these options vest over a 3 year period, have a term of 10 years, and contain an exercise price equal to the market price on the grant date. For 500,000 of the options, one third vest immediately with the balance vesting quarterly over a term of two years.

During April and May 2015, the Company entered into advisory agreements with four individuals. Pursuant to these agreements the Company anticipates granting each individual 100,000 options for a total of 400,000 options. As of the date the financial statements were issued we have not finalized the grant of these options.

Effective May 19, 2015, Dennis G. Schmal was appointed to the Board of Directors of Blue Calypso, Inc. (the “Company”). Mr. Schmal was also appointed to the Company’s audit committee and will serve as the Chair of the audit committee. In connection with his appointment to the Company's Board of Directors, Mr. Schmal was granted options to purchase 1,000,000 shares of the Company's common stock at an exercise price equal to $0.14 per share. The options vest pro rata quarterly over a term of three years.

NOTE 13 – SUBSEQUENT EVENTS During March 2015, the remaining shares of the Company’s Series A Convertible Preferred Stock were converted into an aggregate of 2,382,312 shares of common stock.